NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

		Shares	Fair Value
COMMON STOCKS — 93.9%
Alternate Energy- 33.4% Renewable Energy Power Producers & Developers – 26.8%
Acciona S.A. (Spain)		80,000	$ 16,050,716
Boralex, Inc. (Canada)		125,000	2,440,799
Brookfield Renewable Corporation (Canada)		450,000	15,489,000
Clearway Energy, Inc., Class A		500,000	13,465,000
Contact Energy Ltd. (New Zealand)		378,950	1,999,330
EDP Renovaveis S.A. (Spain/Portugal)		836,000	10,992,252
Northland Power, Inc. (Canada)		325,000	5,420,350
Orsted A/S (Denmark)	(a),(b)	100,000	1,785,860
XPLR Infrastructure, L.P.		500,000	5,085,000
			72,728,307
Solar Photovoltaic– 3.3%
Array Technologies, Inc.	(a)	50,000	407,500
Canadian Solar, Inc. (Canada)	(a)	100,000	1,304,000
Enphase Energy, Inc.	(a)	25,000	884,750
First Solar, Inc.	(a)	20,000	4,410,600
NEXTracker, Inc., Class A	(a)	25,000	1,849,750
			8,856,600
Wind Turbines– 3.3%
GE Vernova, LLC		10,000	6,149,000
Vestas Wind Systems A/S (Denmark)		150,000	2,826,236
			8,975,236
Total Alternate Energy			90,560,143

Energy Conservation – 10.3%
Carrier Global Corp.		50,000	2,985,000
Johnson Controls International plc (Ireland)		50,000	5,497,500
Owens Corning, Inc.		25,000	3,536,500
Signify N.V. (Netherlands)(b)		325,000	8,508,453
Trane Technologies plc (Ireland)		17,500	7,384,300
			27,911,753
Energy Management– 12.9%
ABB Ltd. – ADR (Switzerland)		50,000	3,597,500
Ameresco, Inc., Class A(a)		30,000	1,007,400
Schneider Electric S.E. (France)		12,500	3,486,734
Siemens A.G. (Germany)		50,000	13,453,862
Terna - Rete Elettrica Nazionale (Italy)		1,280,000	12,980,324
WESCO International, Inc.		2,500	528,750
			35,054,570

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
	Shares	Fair Value
COMMON STOCKS — 93.9% (Continued)
Energy Storage– 0.9%
Panasonic Holdings Corp. – ADR (Japan)	225,000	$ 2,427,750

Natural & Organic Foods– 0.4%
Sprouts Farmers Market, Inc. (a)	10,000	1,088,000

Recycling & Waste Management– 0.4%
Sims Ltd. – ADR (Australia)	125,000	1,105,690

Sustainable Energy Financial Services– 6.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	525,000	16,117,500

Transportation– 3.3%
BYD Company Ltd. – ADR (China)	600,000	8,454,000
Shimano, Inc. – ADR (Japan)	50,000	556,000
		9,010,000
Utilities – 19.5%
American Water Works Co., Inc.	25,000	3,479,750
EDP - Energias de Portugal S.A. (Portugal)	750,000	3,554,532
Enel SpA (Italy)	1,400,000	13,257,103
Hydro One Ltd. (Canada)	125,000	4,460,275
Iberdrola S.A. (Spain)	800,000	15,125,616
Infratil Ltd. (New Zealand)	1,800,000	12,888,451
		52,765,727
Water Systems– 6.8%
Mueller Water Products, Inc. - Series A	10,000	255,200
Veolia Environnement S.A. (France)	425,000	14,459,380
Xylem, Inc.	25,000	3,687,500
		18,402,080
Total Common Stock (Cost $197,873,941)		254,443,213

	Par	Fair Value
CERTIFICATE OF DEPOSIT — 0.1%
Socially Concerned Banks - 0.1%
Alternatives Federal Credit Union 4.00% due 03/13/26	$210,869	$ 210,869
Self Help Credit Union 3.80% due 12/30/25	100,000	100,000
Total Certificate of Deposit (Cost $310,869)		310,869

NEW ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

		Shares	Strike Price	Expiration Date	Fair Value
	RIGHT — 0.6%
		Renewable Energy Power Producers & Developers — 0.6%
	Orsted A/S(c)	1,500,000	$6.33	10/03/2025	$ 1,493,328
	TOTAL RIGHT (Cost $6,165,021)				1,493,328

	TOTAL INVESTMENTS - 94.6% (Cost $204,349,831)				$ 256,247,410
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.4%				14,775,477
	NET ASSETS - 100.0%				$ 271,022,887

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is $10,294,313 or 3.8% of net assets.
(c)	Illiquid Security.

A/S - Aktieselskab

ADR -American Depositary Receipts

LP       -Limited Partnership

N.V.       -Naamloze Vennootschap

REIT -Real Estate Investment Trust

PLC -Public Limited Company